ASSET RETIREMENT OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Asset Retirement Obligations [Abstract]
Disclosure of other provisions [text block]
The following table reconciles the change in Vermilion’s asset retirement obligations:

($M)	2017	2016
Balance at January 1	525,022	305,613
Additional obligations recognized	3,273	68,288
Changes in estimates	(48,904)	3,454
Obligations settled	(9,334)	(9,617)
Accretion	26,971	24,783
Changes in discount rates	(2,586)	144,729
Foreign exchange	22,738	(12,228)
Balance at December 31	517,180	525,022

Disclosure of detailed information about risk free rates used to discount the obligations [text block]
The risk-free rates used as inputs to discount the obligations were as follows:

	Dec 31, 2017	Dec 31, 2016
Canada	2.3%	2.3%
France	1.8%	1.7%
Netherlands	0.5%	(0.3)%
Germany	1.0%	0.9%
Ireland	0.4%	0.5%
Australia	2.9%	3.2%
USA	2.4%	2.6%